Summary of significant accounting policies - Property Lease and Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of significant accounting policies
Revenues	$ 17,096	$ 10,073	$ 3,569
Revenue by recognition over time
Summary of significant accounting policies
Revenues	3,314	4,431	$ 3,569
Revenue by recognition at a point in time
Summary of significant accounting policies
Revenues	$ 13,782	$ 5,642